FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Derivative Instruments [Table Text Block]
The interest rate swaps are not designated as hedges and are summarized as at December 31, 2016 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
17,442	June 2013	June 2020	1.4025%
51,762	September 2013	September 2020	1.5035%
87,526	December 2013	December 2020	1.6015%
16,806	March 2014	March 2021	1.6998%
17,149	June 2014	June 2021	1.7995%
17,492	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
358,177

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2016 and 2015 are as follows:

	2016		2015
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	202,402	202,402	264,524	264,524
Restricted cash	677	677	368	368
Liabilities:
Floating rate debt	992,631	992,631	806,456	806,456

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	202,402	202,402	—	—
Restricted cash	677	677	—	—
Liabilities:
Floating rate debt	992,631	—	992,631	—

(in thousands of $)	2015 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	264,524	264,524	—	—
Restricted cash	368	368	—	—
Liabilities:
Floating rate debt	806,456	—	806,456	—